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         [LOGO]      Nuveen Investment Solutions, Inc.
NUVEEN               333 West Wacker Drive, 30th Floor, Chicago, IL 60606
   Investments       P 312 461 1100

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Nuveen Investment Solutions, Inc.
Address:  333 W. Wacker Dr., 30th Floor
          Chicago, IL 60606

13F File Number: 028-13469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mary E. Keefe
Title:    Vice President and Chief Compliance Officer
Phone:    312-917-7700

Signature, Place, and Date of Signing:


/s/ Mary E.Keefe                  Chicago,                  November 28, 2011
----------------              ----------------              -----------------
[Signature]                     [City, State]                     [Date]

Report Type (Check only one.):

[X] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]
None

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         [LOGO]
NUVEEN
    Investments

                              FORM l3F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            26

Form 13F Information Table Value Total:       $71,121
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File#            Name

1       028-11405                 NUVEEN INVESTMENTS, INC.

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
                                         -TITLE                                                            -----VOTING AUTHORITY----
                                           OF                 VALUE    SHARES/ SH/ PUT/ INVSTMT            -------------------------
  NAME OF ISSUER                         CLASS- --CUSIP--    X$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-  SOLE   SHARED    NONE
  -------------------------------------- ------ --------- ------------ ------- --- ---- ------- ---------- ------- ------ ----------
D PIMCO LOW DURATION INSTL               com    693390304 $   5,948.78 578675  sh        sole               578675
D ISHARES BARCLAYS 1-3 YR TSY BD FD      com    464287457 $   4,992.17  59030  sh        sole                59030
D CS COMMODITY RETURN STRATEGY FD        com    22544R305 $   4,535.42 555131  sh        sole               555131
D OLD MUTUAL DWIGHT SHORT TERM FIXED INC com    68002T630 $   4,521.97 449500  sh        sole               449500
D GOLDMAN SACHS SHORT DURATION GOVT FUND com    38141W307 $   4,516.87 441532  sh        sole               441532
D PIMCO HIGH YIELD INSTL                 com    693390841 $   4,157.38 482855  sh        sole               482855
D ISHARES BARCLAY AGENCY BOND ETF        com    464288166 $   3,996.34  35460  sh        sole                35460
D ISHARES COMEX GOLD TRUST               com    464285105 $   3,828.33 241840  sh        sole               241840
D PIMCO CONVERTIBLE FUND                 com    693391831 $   3,723.77 293904  sh        sole               293904
D PIMCO GLOBAL BOND FUND UNHEDGED        com    693390874 $   2,823.85 276036  sh        sole               276036
D ISHARES S&P 500 INDEX FUND             com    464287200 $   2,813.83  24750  sh        sole                24750
D OLD MUTUAL DWIGHT INTERMED FIXED       com    68002T580 $   2,556.28 253348  sh        sole               253348
D FIDELITY NEW MARKETS INCOME FUND       com    315910836 $   2,403.18 156253  sh        sole               156253
D PIMCO EMERGING MARKET BOND FUND        com    693391559 $   2,395.74 221009  sh        sole               221009
D ISHARES BARCLAYS 3-7 YR TSY BD FD      com    464288661 $   2,384.65  19630  sh        sole                19630
D VANGUARD EMERGING MARKETS ETF VWO      com    922042858 $   2,116.79  58980  sh        sole                58980
D VANGUARD REIT ETF                      com    922908553 $   2,051.08  40320  sh        sole                40320
D PIMCO FOREIGN BOND FUND                com    722005220 $   1,944.02 175453  sh        sole               175453
D PIMCO COMMODITY REAL RETURN STRAT PCRI com    722005667 $   1,807.66 244609  sh        sole               244609
D SPDR BARCLAYS CAPITAL CONV SECS ETF    com    78464A359 $   1,523.54  42760  sh        sole                42760
D PIMCO REAL RETURN ASSET FUND           com    72200Q505 $   1,421.64 112471  sh        sole               112471
D ISHARES RUSSELL 2000 INDEX FUND        com    464287655 $   1,408.36  21920  sh        sole                21920
D ISHARES RUSSELL MIDCAP INDEX           com    464287499 $   1,405.82  15930  sh        sole                15930
D GUGGENHEIM FRONTIER MKTS               com    18383Q838 $     640.09  35170  sh        sole                35170
D SPDR S&P EMERGING MID EAST & AFRICA    com    78463X806 $     631.55  10425  sh        sole                10425
D ISHARES BARCLAYS 7-10 YR TSY BF FD     com    464287440 $     571.58   5440  sh        sole                 5440
                                                          $  71,120.70                   COUNT SECURITIES       26